NOTES PAYABLE AND SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE AND SHORT-TERM BORROWINGS [Abstract]
Notes Payable and Short-Term Borrowings	Notes payable and short-term borrowings consisted of the following at December 31 (in $1,000s):
	2012	2011

FHLB borrowings	$4,937	$37,955
Promissory notes	3,491	12,490

	$8,428	$50,445

Scheduled Debt Maturities of Notes Payable and Short-Term Borrowings	At December 31, 2012, scheduled debt maturities of notes payable and short-term borrowings were as follows (in $1,000s):
2013	$5,781
2014	874
2015	927
2016	846

$8,428